UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.   Schedule of Investments

YieldShares
(Formerly, Sustainable North American Oil Sands ETF)
Schedule of Investments ● High Income ETF ● July 31, 2013 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.6%
AllianceBernstein Income Fund	17,605	$126,932
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	9,197	160,396
BlackRock Credit Allocation Income Trust	4,894	62,349
BlackRock Enhanced Capital and Income Fund	11,522	151,169
BlackRock Enhanced Equity Dividend Trust	19,870	154,589
BlackRock Global Opportunities Equity Trust	10,837	151,935
BlackRock International Growth and Income Trust	19,410	148,486
BlackRock Real Asset Equity Trust	12,841	116,083
BlackRock Resources & Commodities Strategy Trust	11,194	130,522
Calamos Global Dynamic Income Fund	9,750	82,582
Clough Global Opportunities Fund	9,435	122,372
Eaton Vance Enhanced Equity Income Fund II	13,357	158,815
Eaton Vance Limited Duration Income Fund	2,729	41,781
Eaton Vance Risk-Managed Diversified Equity Income Fund	13,752	151,409
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	13,412	151,690
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	11,438	152,697
Eaton Vance Tax-Managed Diversified Equity Income Fund	15,264	160,425
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	16,262	155,139
First Trust High Income Long/Short Fund	5,311	93,633
GAMCO Global Gold Natural Resources & Income Trust	11,175	120,802
ING Global Equity Dividend & Premium Opportunity Fund	16,511	158,175
Invesco Dynamic Credit Opportunities Fund	4,807	63,116
Nuveen Credit Strategies Income Fund	7,705	77,281
Nuveen Diversified Currency Opportunities Fund	8,030	88,410
Nuveen Equity Premium Opportunity Fund	9,747	121,155
Nuveen Preferred Income Opportunities Fund	12,896	. 120,578
PIMCO Corporate & Income Opportunity Fund	2,716	49,784
PIMCO High Income Fund	8,480	101,506
PIMCO Income Strategy Fund II	2,796	28,631

Description	Shares	Fair Value

Wells Fargo Advantage Income Opportunities Fund	3,798	$34,752

Total Closed-End Funds (Cost $3,391,943)		3,437,194

Total Investments - 99.6% (Cost $3,391,943) †		$3,437,194

Percentages are based on Net Assets of $3,450,405.

As of July 31, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $3,391,943, and the unrealized appreciation and depreciation were $61,786 and $(16,535), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYH-QH-001-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: September 23, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: September 23, 2013